8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2023 is as follows:

Expiry date	Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022	$0.675	267,807	-	-	(267,807)	-
June 14, 2023	$0.60	133,117	-	-	(133,117)	-
Outstanding		400,924	-	-	(400,924)	-
Weighted average exercise price		$0.65	$Nil	$Nil	$0.65	$Nil